Intangible assets, net - Estimated amortization expense (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
2023	$ 563
2024	425
2025	3
Intangible assets, net	$ 991	$ 53,713